Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		9 Months Ended	12 Months Ended
	May 31, 2017 USD ($)	Nov. 30, 2016 USD ($)	Feb. 28, 2017 USD ($)	May 31, 2017 USD ($) Segment Entity	May 31, 2016 USD ($) Entity	May 31, 2015 USD ($)	May 31, 2009
Significant Of Accounting Policies [Line Items]
Business combination, total consideration transferred				$ 772,600,000
Business acquisition, fair value of goodwill	$ 1,143,913,000			$ 1,143,913,000	$ 1,219,630,000	$ 1,215,688,000
Number of reportable segments | Segment				3
Number of business acquisition | Entity					7
Number of product line divestiture | Entity					1
Net transactional foreign exchange losses				$ 6,400,000	$ 24,400,000	22,300,000
Bad debt expense				16,000,000	8,700,000	4,900,000
Goodwill and Other Intangible Asset Impairments				193,198,000
Intangible asset impairment loss	$ 0
Number of other reporting units	no
Advertising cost				52,300,000	49,700,000	40,800,000
Research and development cost				64,900,000	61,500,000	56,700,000
Litigation settlement fund	$ 9,300,000			9,300,000	9,300,000
Gain on remeasurement of joint venture ownership					7,972,000
Deferred debt cost, Current					3,000,000
Deferred debt costs, long term net					8,200,000
Total undiscounted future minimum payments outstanding for operating lease obligations	225,000,000			225,000,000
Provision for Income Taxes				59,662,000	$ 126,008,000	224,925,000
Accounting Standards Update 2016-09
Significant Of Accounting Policies [Line Items]
Provision for Income Taxes				12,100,000
Kirker Reporting Unit
Significant Of Accounting Policies [Line Items]
Business acquisition, fair value of goodwill		$ 0
Fair value in excess of carrying value					8.00%
Percentage of loss on sales		15.00%
Goodwill and Other Intangible Asset Impairments		$ 188,300,000
Intangible asset impairment loss				46,000,000
Third Party
Significant Of Accounting Policies [Line Items]
Shipping costs				148,900,000	$ 145,300,000	142,900,000
Consumer Segment
Significant Of Accounting Policies [Line Items]
Business acquisition, fair value of goodwill	453,600,000			$ 453,600,000	$ 572,507,000	573,054,000
Number of business acquisition | Entity				2	2
Intangible asset impairment loss				$ 53,000,000
Industrial Segment
Significant Of Accounting Policies [Line Items]
Business acquisition, fair value of goodwill	516,335,000			516,335,000	$ 475,409,000	476,700,000
Number of business acquisition | Entity					2
Specialty Segment
Significant Of Accounting Policies [Line Items]
Business acquisition, fair value of goodwill	173,978,000			173,978,000	$ 171,714,000	$ 165,934,000
Number of business acquisition | Entity					3
SPHC
Significant Of Accounting Policies [Line Items]
Business acquisition, allocation of total consideration	564,200,000			564,200,000
Indefinite-Lived Trade Names | SPHC
Significant Of Accounting Policies [Line Items]
Business acquisition, fair value of intangible assets	52,700,000			52,700,000
Formulas | SPHC
Significant Of Accounting Policies [Line Items]
Business acquisition, fair value of intangible assets	2,600,000			2,600,000
Restore Indefinite-lived Tradename
Significant Of Accounting Policies [Line Items]
Intangible asset impairment loss			$ 4,900,000
Adjustment to intangible asset impairment	0
Restore Indefinite-lived Tradename | Sales Revenue, Net | Product Concentration Risk
Significant Of Accounting Policies [Line Items]
Percentage of product to total sales					60.00%
Customer Relationships | SPHC
Significant Of Accounting Policies [Line Items]
Business acquisition, fair value of intangible assets	118,700,000			118,700,000
Definite-Lived Trade Names | SPHC
Significant Of Accounting Policies [Line Items]
Business acquisition, fair value of intangible assets	$ 2,000,000			$ 2,000,000
RPM Holdco
Significant Of Accounting Policies [Line Items]
Percentage of ownership	21.39%			21.39%
Business acquisition, allocation of total consideration	$ 208,400,000			$ 208,400,000
Business acquisition, fair value of goodwill	118,700,000			118,700,000
Business acquisition, fair value of intangible assets	176,000,000			176,000,000
Business acquisition, fair value of income tax assets	271,700,000			271,700,000
Business acquisition, fair value of net deferred tax liabilities	$ 72,300,000			$ 72,300,000
Carboline Dalian
Significant Of Accounting Policies [Line Items]
Percentage of ownership							49.00%
Remaining ownership interest acquired by parent					51.00%
Increased ownership interest by parent					100.00%